Warrants, Options, Equity Incentive Plan and Stock Issuances (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Summary of warrants issued to private placement stockholders and consultants (Textual)
Number of Options/Warrants	30,000
Number of Warrants Outstanding as of December 31, 2013	30,000
Warrant [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Number of Options/Warrants			165,701	165,701
Number of Warrants Exchanged, Exercised or Expired	165,701
Number of Warrants Outstanding as of December 31, 2013			3,000	165,701
Warrant [Member] | February 25, 2011 (A) [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Number of Options/Warrants	95,334	[1]
Number of Warrants Exchanged, Exercised or Expired	95,334	[1]
Number of Warrants Outstanding as of December 31, 2013		[1]
Exercise Price	$ 30.00	[1]
Expiration Term in Years	0 years
Warrant [Member] | February 25, 2011 (A) [Member] | Original [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Exercise Price	$ 30.00	[1]
Warrant [Member] | February 25, 2011 (A) [Member] | Repriced [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Exercise Price	$ 5.00	[1]
Warrant [Member] | May 31, 2011 (A) [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Number of Options/Warrants	28,200	[1]
Number of Warrants Exchanged, Exercised or Expired	28,200	[1]
Number of Warrants Outstanding as of December 31, 2013		[1]
Exercise Price	$ 30.00	[1]
Expiration Term in Years	0 years
Warrant [Member] | May 31, 2011 (A) [Member] | Original [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Exercise Price	$ 30.00	[1]
Warrant [Member] | May 31, 2011 (A) [Member] | Repriced [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Exercise Price	$ 5.00	[1]
Warrant [Member] | June 27, 2011 (A) [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Number of Options/Warrants	37,500	[1]
Number of Warrants Exchanged, Exercised or Expired	37,500	[1]
Number of Warrants Outstanding as of December 31, 2013		[1]
Exercise Price	$ 30.00	[1]
Expiration Term in Years	0 years
Warrant [Member] | June 27, 2011 (A) [Member] | Original [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Exercise Price	$ 30.00	[1]
Warrant [Member] | June 27, 2011 (A) [Member] | Repriced [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Exercise Price	$ 5.00	[1]
Warrant [Member] | June 27, 2011 (B) [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Number of Options/Warrants	2,000	[2]
Number of Warrants Exchanged, Exercised or Expired	2,000	[2]
Number of Warrants Outstanding as of December 31, 2013		[2]
Exercise Price	$ 50.00	[2]
Expiration Term in Years	0 years	[2]
Warrant [Member] | July 12, 2011 (A) [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Number of Options/Warrants	1,667	[1]
Number of Warrants Exchanged, Exercised or Expired	1,667	[1]
Number of Warrants Outstanding as of December 31, 2013		[1]
Exercise Price	$ 30.00	[1]
Expiration Term in Years	0 years	[1]
Warrant [Member] | July 12, 2011 (A) [Member] | Original [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Exercise Price	$ 30.00	[1]
Warrant [Member] | July 12, 2011 (A) [Member] | Repriced [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Exercise Price	$ 5.00	[1]
Warrant [Member] | December 23, 2011 (B) [Member]
Summary of warrants issued to private placement stockholders and consultants (Textual)
Number of Options/Warrants	1,000	[2]
Number of Warrants Exchanged, Exercised or Expired	1,000	[2]
Number of Warrants Outstanding as of December 31, 2013
Expiration Term in Years	0 years	[2]

[1]	(A) Private placement warrants (these warrants were subject to down round full ratchet anti-dilution provisions and the exercise price was adjusted to $5.00 per share in February 2012)
[2]	(B) Sponsorship agreement, including put option - see Note 10 - Commitments, Contingencies and Other Comments Sponsorship Agreement.